Taxes (Details) - Schedule of Income Tax Provision - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Deferred
Income tax expense (benefit)	$ 19,263	$ 159
Mainland China [Member]
Current
Current	19,486	391
Deferred
Deferred	$ (223)	$ (232)